SMITH BARNEY WORLD FUNDS, INC.
PACIFIC PORTFOLIO


Supplement dated October 10, 1996
to the Prospectus dated February 28, 1996

The following information supplements, and to the extent inconsistent therewith, supersedes, the information in the Prospectus under "Management of the Fund- Portfolio Management":

The Portfolio is managed by Maurits E. Edersheim and a team of seasoned international equity portfolio managers, who collectively have over 125 years of experience and manage in excess of $2 billion of global equity assets for other investment companies and managed accounts. Mr. Edersheim is Chairman and Advisory Director of the Fund and is Deputy Chairman of Smith Barney International Incorporated. Mr. David S. Ishibashi, a Vice President of Smith Barney, and Mr. Scott Kalb, a Managing Director of Smith Barney, are responsible for the day to day operations of the Portfolio, making all of the investment decisions since October 1996. Both are also members of the international equity team.









FD 01223  10/96






SMITH BARNEY WORLD FUNDS, INC.
EUROPEAN PORTFOLIO


Supplement dated October 10, 1996
to the Prospectus dated February 28, 1996

The following information supplements, and to the extent inconsistent therewith, supersedes, the information in the Prospectus under "Management of the Fund- Portfolio Management":

The Portfolio is managed by Maurits E. Edersheim and a team of seasoned international equity portfolio managers, who collectively have over 125 years of experience and manage in excess of $2 billion of global equity assets for other investment companies and managed accounts. Mr. Edersheim is Chairman and Advisory Director of the Fund and is Deputy Chairman of Smith Barney International Incorporated. Mr. Rein van der Does, who is responsible for the day to day operations of the Portfolio, making all of the investment decisions since October 1996, is a Vice President of the Fund, a Managing Director of Smith Barney and a member of the international equity team.









FD  01224  10/96





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